Basis of preparation	6 Months Ended
Jun. 30, 2021
Basis of preparation
Basis of preparation

2Basis of preparation

The interim condensed consolidated financial statements for the three and six months ended June 30, 2020 and 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2019 and 2020 and for the three years ended December 31, 2020. Unless otherwise specified, "the Company" refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while "the Group" refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2020. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective, and there are no new or amended standards or interpretations that are issued and became effective for the 2021 annual reporting period, that have a material impact on the Group.

These interim condensed consolidated financial statements are presented in euro, which is the Group's functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.